Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
Summary of information on plan assets and defined benefit obligation per country

Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
in EUR million	2025	2024	2025	2024	2025	2024
The Netherlands	302	325	381	415	-79	-90
United States	226	250	224	235	1	15
United Kingdom	1,129	1,206	706	751	423	455
Belgium	514	513	441	450	72	63
Other countries	327	341	358	368	-31	-26
Funded status (Net defined benefit asset/liability)	2,497	2,636	2,110	2,219	387	416

Presented as:
- Other assets					528	568
- Other liabilities					-141	-152
					387	416

Schedule of changes in fair value of plan assets	Changes in the fair value of plan assets for the period were as follows:

Changes in fair value of plan assets
in EUR million	2025	2024
Opening balance as at 1 January	2,636	2,678
Interest income	108	106
Remeasurements: Return on plan assets excluding amounts included in interest income	-37	-118
Employer's contribution	13	23
Participants contributions	4	4
Benefits paid	-121	-128
Effect of curtailment or settlement	-12	-8
Exchange rate differences	-93	79
Closing balance	2,497	2,636

Actual return on the plan assets	70	-12

Schedule of changes in present value of defined benefit obligation and other post-employment benefits	Changes in the present value of the defined benefit obligation and other post-employment benefits for the period were as follows:

Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
in EUR million	2025	2024	2025	2024
Opening balance as at 1 January	2,219	2,288	38	30
Current service cost	28	28	1	1
Interest cost	86	87	3	3
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	6	-3
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	-32	-94	6	5
Participants’ contributions	4	3
Benefits paid	-127	-132	-1	-1
Past service cost	1	1
Effect of curtailment or settlement	-12	-9
Exchange rate differences and other changes	-65	51	-5	1
Closing balance	2,110	2,219	42	38

Summary of changes in the net defined benefit assets/liability remeasurement reserve	Amounts recognised directly in Other comprehensive income were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
in EUR million	2025	2024
Opening balance as at 1 January	-333	-317

Remeasurement of plan assets	-37	-118
Actuarial gains and losses arising from changes in demographic assumptions	-6	3
Actuarial gains and losses arising from changes in financial assumptions	32	94
Taxation and Exchange rate differences	0	5
Total Other comprehensive income movement for the year	-12	-16

Closing balance	-345	-333

Summary of pension and other staff-related benefit costs

Pension and other staff-related benefit costs
	Net defined benefit asset/liability			Other post- employment benefits			Total
in EUR million	2025	2024	2023	2025	2024	2023	2025	2024	2023
Current service cost	28	28	27	1	1	1	29	29	28
Past service cost	1	1	1				1	1	1
Net Interest cost	-21	-19	-23	3	3	2	-19	-16	-21
Effect of curtailment or settlement		-1						-1
Defined benefit plans	7	9	5	3	4	3	11	13	8

Defined contribution plans							460	423	391
Pension and other post-employment benefits							471	435	399
Other staff-related benefits							16	20	19
Pension and other staff-related benefits							488	455	418